Nature of Operations and Summary of Significant Accounting Policies - Summary of Revenue Disaggregated According to Timing of Transfer of Goods or Services (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 1,704	$ 32,578	$ 33,555
Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	1,687	32,306	33,301
Revenue Recognized over Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	17	272	254
Restaurant Sales [Member]
Disaggregation of Revenue [Line Items]
Net sales	1,326	23,139	22,473
Restaurant Sales [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	1,326	23,139	22,473
BF Commissary Sales [Member]
Disaggregation of Revenue [Line Items]
Net sales	24	827	710
BF Commissary Sales [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	24	827	710
Royalty And Other Fees [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	255	6,116	7,369
Terminated Franchise Fees [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales		693	825
Royalty - Brand Development and Co-op [Member]
Disaggregation of Revenue [Line Items]
Net sales	74	1,441	1,720
Royalty - Brand Development and Co-op [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	74	1,441	1,720
Initial Franchise Fees [Member]
Disaggregation of Revenue [Line Items]
Net sales	17	272	254
Initial Franchise Fees [Member] | Revenue Recognized over Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	17	272	254
Initial Distinct Services [Member]
Disaggregation of Revenue [Line Items]
Net sales	8	90	204
Initial Distinct Services [Member] | Revenue Recognized at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 8	$ 90	$ 204